Investments	12 Months Ended
Dec. 31, 2025
Community Financial System, Inc. 401(k) Employee Stock Ownership Plan
Investments
Investments
C.	Investments

Investments are held in various investment funds and accounts maintained by the Nottingham Trust division of Community Bank, N.A. Participants, at their discretion, may allocate contributions and account balances among various investment options offered by the Plan. Brief descriptions of these investment options, as provided by the Plan administrator, are as follows:

Community Financial System, Inc. Common Stock – common stock of the Plan sponsor, which is traded on the New York Stock Exchange under the ticker symbol “CBU.”

Amercent Small Cap Value – a mutual fund that invests primarily in equity securities of small-capitalization companies.

American Funds EuroPacific Growth Fund – a mutual fund that invests in equity securities of issuers located in Europe and the Pacific Basin.

DFA Emerging Markets Core Equity – a mutual fund that invests primarily in equity securities of emerging market companies, including companies with small-capitalization and value characteristics.

DFA Real Estate Securities I – a mutual fund that invests primarily in equity securities of companies engaged in real estate-related activities, including ownership, management, development, construction, and sale of residential, commercial, or industrial real estate.

Federated Total Return Bond Fund – a mutual fund seeking to provide total return by investing primarily in a diversified portfolio of investment - grade fixed income securities.

Guggenheim Macro Opportunities Fund – a mutual fund that seeks capital appreciation and current income through investments in a diversified portfolio of fixed income, debt, and equity securities.

HB&T MetLife Stable Value Fund R0 – a stable value fund that invests primarily in fixed income securities, including U.S. government and agency securities, mortgage-backed securities, asset-backed securities, corporate debt securities, and cash equivalents. Investments in the Fund are reported at contract value.

JP Morgan Large Cap Growth Fund – a mutual fund that invests primarily in equity securities of large-capitalization U.S. companies.

Neuberger Berman Small Cap Growth Trust Fund – a collective investment trust that seeks capital appreciation through investments primarily in equity securities of small-capitalization companies. Investments in Neuberger Berman Small Cap Growth Trust Fund are valued at NAV.

T. Rowe Price Diversified Mid-Cap Growth Fund I – a mutual fund that invests primarily in equity securities of mid-capitalization growth companies.

T. Rowe Price Mid-Cap Value Fund I – a mutual fund that invests primarily in equity securities of mid-capitalization companies considered to be undervalued.

T. Rowe Price Spectrum Conservative Allocation Fund I – a mutual fund that seeks current income and capital appreciation through investments in a diversified portfolio of equity securities, fixed income securities, money market instruments, and cash reserves.

T. Rowe Price Spectrum Moderate Growth Allocation Fund I – a mutual fund that seeks capital appreciation through investments primarily in equity securities, while also investing in fixed income securities, money market instruments, and cash reserves.

T. Rowe Price Spectrum Moderate Allocation Fund I – a mutual fund that seeks both capital appreciation and current income through investments in a diversified portfolio of equity securities, fixed income securities, money market instruments, and cash reserves.

Vanguard Equity Income Admiral – a mutual fund that invests primarily in common stocks of mid- and large-capitalization companies that typically pay above-average dividend income.

Vanguard Institutional Index I – a mutual fund that seeks to track the performance of the Standard & Poor’s 500 Index by investing substantially all of its assets in the equity securities comprising the index.

Vanguard Mid-Cap Index I – a mutual fund that seeks to track the performance of the Center for Research in Security Prices (“CRSP”) U.S. Mid Cap Index, a broadly diversified index of mid-capitalization U.S. companies.

Vanguard Small-Cap Index Fund I – a mutual fund that seeks to track the performance of the CRSP U.S. Small Cap Index, a broadly diversified index of stocks of small-capitalization U.S. companies.

Vanguard Target Retirement Funds – mutual funds that seek to provide capital appreciation and current income consistent with each fund’s current asset allocation. The funds invest in underlying Vanguard funds holding diversified portfolios of U.S. and international equity and fixed income securities. Each fund is designed for investors planning to retire in or within a few years of the target year stated in the fund name. The funds’ asset allocations generally become more conservative over time by decreasing exposure to equity securities and increasing exposure to bonds and other fixed income investments. The Plan offers Vanguard Target Retirement Funds with target years 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070.

Vanguard Target Retirement Income – a mutual fund that seeks to provide current income and some capital appreciation consistent with its current asset allocation. The fund invests in underlying Vanguard funds holding diversified portfolios of U.S. and international equity and fixed income securities and is designed for investors currently in retirement.

Vanguard Total Bond Index Admiral – a mutual fund that seeks to track the performance of the Bloomberg U.S. Aggregate Float Adjusted Index, which measures a broad range of investment-grade taxable U.S. fixed income securities.

Charles Schwab IDA Account – a self-directed account through which participants may invest in individual equity securities, mutual funds, bonds, and other permitted securities.